AerCap Transaction (Details) (USD $)											6 Months Ended		6 Months Ended		0 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended			0 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended				2 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Series A	Jun. 30, 2014 Series B	May 14, 2014 Predecessor	May 13, 2014 Predecessor	Dec. 31, 2013 Predecessor	Dec. 31, 2013 Predecessor Series A	Dec. 31, 2013 Predecessor Series B	Jun. 30, 2014 AIG Revolving Credit Facility AerCap Ireland Capital Limited	Dec. 16, 2013 AIG Revolving Credit Facility AerCap Ireland Capital Limited	Jun. 30, 2014 ILFC	May 13, 2014 ILFC	Jun. 30, 2014 ILFC Series A	Jun. 30, 2014 ILFC Series B	May 14, 2014 ILFC AerCap	Jun. 30, 2014 ILFC AerCap	Jun. 30, 2014 ILFC AerCap	Jun. 30, 2014 ILFC AerCap	May 31, 2014 ILFC AerCap	May 15, 2014 ILFC AerCap	May 15, 2014 ILFC AerCap Maintenance rights intangible and lease premium	May 15, 2014 ILFC AerCap Other intangibles	Jun. 30, 2013 ILFC AerCap Predecessor	Jun. 30, 2013 ILFC AerCap Predecessor	May 13, 2014 ILFC Unsecured Debt Acquisition Notes	May 15, 2014 ILFC Unsecured Debt Acquisition Notes tranche	May 15, 2014 ILFC Unsecured Debt AIG Revolving Credit Facility AerCap Ireland Capital Limited	May 15, 2014 AIG	Jun. 30, 2014 AIG Minimum	Jun. 30, 2014 AIG Maximum	May 13, 2014 AIG ILFC	May 14, 2014 AIG ILFC AerCap and AerCap Ireland Limited
AerCap transaction
Percentage of voting interest sold by counterparty																			100.00%													100.00%
Special dividend paid																															$ 600,000,000
Aggregate principal amount of notes issued																										2,600,000,000
Number of tranches																										3
Remaining portion of notes issued after payment of cash consideration																									200,000,000
Remaining portion of notes issued that will be used for expenses related to the acquisition																									41,000,000
Remaining portion of notes issued that will be used for other corporate purposes																									159,000,000
Maximum amount of credit facility										1,000,000,000																	1,000,000,000
Debt outstanding	25,743,723,000								0	100,000,000		22,700,000,000
Ownership percentage of the combined company held by third party																												46.00%
Lockup period of shares of the combined company held by third party																													9 months	15 months
Total revenues and other income																	542,400,000
Net income																	127,700,000
Pro forma information
Total revenue and other income																1,031,754,000		2,162,765,000					1,095,773,000	2,151,004,000
Net income																158,803,000		326,787,000					73,372,000	139,146,000
Consideration transferred to effect the AerCap Transaction
Cash consideration															2,400,000,000
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014															4,545,366,000
Stock compensation																44,200,000	44,200,000	44,200,000		12,275,000
Consideration transferred															6,957,641,000
AerCap common shares issued															97,560,976
AerCap closing share price per share (in dollars per share)																				$ 46.59
Preliminary allocation of the purchase price of the AerCap Transaction to the estimated fair values of the identifiable assets acquired, the liabilities assumed and non-controlling interest at the acquisition date
Cash and cash equivalents, including restricted cash																				2,958,809,000
Flight equipment held for operating leases, net																				23,989,643,000
Prepayments on flight equipment																				3,166,788,000
Intangible assets																					4,263,076,000	440,093,000
Accrued maintenance liability																				(2,688,438,000)
Debt																				(24,339,842,000)
Other assets and liabilities																				(775,990,000)
Non-controlling interest																				(77,047,000)
Estimate of fair value of net assets acquired																				6,937,092,000
Consideration transferred															6,957,641,000
Estimate of goodwill															20,549,000
Remaining weighted average amortization period																					6 years	16 years
Transaction costs																44,200,000	44,200,000	44,200,000		12,275,000
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000					$ 100,000
Market Auction Preferred Stock, shares issued		500	500				500	500					500	500
Market Auction Preferred Stock, shares outstanding		500	500				500	500					500	500
Period for reset of dividend rate for each series of MAPS, other than the initial rate, for each dividend period											49 days
Dividend rate for MAPS (as a percent)													0.305%	0.193%
Net deferred tax	146,379,000															146,400,000	146,400,000	146,400,000
Deferred income tax liabilities	61,046,000			5,000,000	4,100,000,000	3,854,452,000										61,000,000	61,000,000	61,000,000
Current tax payable						$ 285,499,000										$ 140,200,000	$ 140,200,000	$ 140,200,000